BTS TACTICAL FIXED INCOME VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.5%
	FIXED INCOME - 95.5%
34,452	iShares 0-5 Year High Yield Corporate Bond ETF	$ 1,514,510
82,427	iShares Broad USD High Yield Corporate Bond ETF	3,203,113
58,339	iShares iBoxx High Yield Corporate Bond ETF(a)	4,800,716
31,225	SPDR Bloomberg High Yield Bond ETF	3,200,563
57,765	SPDR Bloomberg Short Term High Yield Bond ETF	1,515,754
84,918	Xtrackers USD High Yield Corporate Bond ETF	3,203,107
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,642,149)	17,437,763

	SHORT-TERM INVESTMENTS — 46.8%
	COLLATERAL FOR SECURITIES LOANED - 25.3%
4,625,030	Fidelity Investments Money Market Funds - Government Portfolio, 0.01% (Cost $4,625,030)(b),(c)	4,625,030

	MONEY MARKET FUNDS - 21.5%
3,933,605	Fidelity Government Portfolio, Class I, 0.11% (Cost $3,933,605)(c)	3,933,605

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,558,635)	8,558,635

	TOTAL INVESTMENTS - 142.3% (Cost $26,200,784)	$ 25,996,398
	LIABILITIES IN EXCESS OF OTHER ASSETS - (42.3)%	(7,730,600)
	NET ASSETS - 100.0%	$ 18,265,798

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $6,467,994.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $4,625,030 at March 31, 2022.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.